Trade Receivables, Net (Details) - Schedule of Movements in Allowance for ECLs ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule of Movements in Allowance for ECLs [Abstract]
At the beginning of the year	¥ (66,981)
Impairment losses, net	(1,924)
Amount written off as uncollectible	66,581
At the end of the year	¥ (2,324)